Expense Example - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund - Fidelity Flex 500 Index Fund	Apr. 29, 2025 USD ($)
Expense Example:
1 year	none
3 years	2
5 years	4
10 years	$ 12